ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Accrued payroll and welfare	$ 59,897	$ 0
Payables for professional fees	736,227	778,938
Other tax payable	7,697	0
Others	32,731	118,160
Total accrued expenses and other current liabilities	$ 836,552	$ 897,098